Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Segment Information [Abstract]
Total assets		$ 702,809,497	$ 797,376,921
Cash and cash equivalents		44,761,426	87,896,786	$ 230,137,481
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets		159,207,459	194,561,173
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Total assets		17,739,238	54,030,862
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Total assets		313,840,644	308,393,047
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	19,331,794	53,677,612
Prepaid expenses and other assets	[1]	$ 192,690,362	$ 186,714,227

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim consolidated financial statements.